Income Tax (Details 1) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Income Tax
Non-capital losses	$ 6,580,183	$ 5,585,897
Marketable securities	14,270	2,300
Total unrecognized deferred tax assets	$ 6,594,453	$ 5,588,197